Expense Example, No Redemption {- Templeton Global Total Return Fund} - Templeton Income Trust-25 - Templeton Global Total Return Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	469
5 Years	814
10 Years	$ 1,788